Equity method investments (FY) (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments [Abstract]
Equity Method Investments
Equity method investments consisted of the following:

	Ownership percentage	Balance as of December 31,		Share of income for the year ended December 31,
(In millions, except for percentage data)		2024	2023	2024	2023	2022
Quality Concrete Inc.	47%	$20	$22	$3	$2	$2
Nelson Aggregate Co Partnership	50%	17	19	6	6	6
Others		19	20	4	5	5
Total		$56	$61	$13	$13	$13